Reserves - Schedule of Performance Rights (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Performance Rights [Line Items]
Performance Rights, Number		612,550,000
Performance Rights, Total Fair Value		$ 34,411,550
Advisors [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number	[1]	115,000,000
Performance Rights, Grant Measurement Date	[1]	25.07.2025
Performance Rights, Expiry Date		31.10.2027
Performance Rights, Tranche	[1]	31.10.2027
Performance Rights, Fair Value Per Right	[1]	$ 0.081
Performance Rights, Total Fair Value	[1]	$ 9,315,000
Advisors One [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		85,000,000
Performance Rights, Grant Measurement Date		02.09.2025
Performance Rights, Expiry Date		31.10.2027
Performance Rights, Tranche		31.10.2027
Performance Rights, Fair Value Per Right		$ 0.057
Performance Rights, Total Fair Value		$ 4,845,000
Advisors Two [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		4,500,000
Performance Rights, Grant Measurement Date		02.09.2025
Performance Rights, Expiry Date		02.09.2030
Performance Rights, Tranche		02.09.2030
Performance Rights, Fair Value Per Right		$ 0.053
Performance Rights, Total Fair Value		$ 238,500
Advisors Three [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		3,000,000
Performance Rights, Grant Measurement Date		02.09.2025
Performance Rights, Expiry Date		02.09.2030
Performance Rights, Tranche		02.09.2030
Performance Rights, Fair Value Per Right		$ 0.051
Performance Rights, Total Fair Value		$ 153,000
Advisors Four [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		2,250,000
Performance Rights, Grant Measurement Date		02.09.2025
Performance Rights, Expiry Date		02.09.2030
Performance Rights, Tranche		02.09.2030
Performance Rights, Fair Value Per Right		$ 0.049
Performance Rights, Total Fair Value		$ 110,250
Advisors Five [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		1,800,000
Performance Rights, Grant Measurement Date		02.09.2025
Performance Rights, Expiry Date		02.09.2030
Performance Rights, Tranche		02.09.2030
Performance Rights, Fair Value Per Right		$ 0.046
Performance Rights, Total Fair Value		$ 82,800
Contractors – A Zinsser [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		1,000,000
Performance Rights, Grant Measurement Date		02.09.2025
Performance Rights, Expiry Date		31.12.2026
Performance Rights, Tranche		31.12.2026
Performance Rights, Fair Value Per Right		$ 0.057
Performance Rights, Total Fair Value		$ 57,000
Directors [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		100,000,000
Performance Rights, Grant Measurement Date		02.09.2025
Performance Rights, Expiry Date		31.07.2030
Performance Rights, Tranche		31.07.2030
Performance Rights, Fair Value Per Right		$ 0.053
Performance Rights, Total Fair Value		$ 5,300,000
J Kopias [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		5,000,000		4,000,000
Performance Rights, Grant Measurement Date		02.09.2025	18/03/2025
Performance Rights, Expiry Date		31.07.2030	31/05/2025
Performance Rights, Tranche		31.07.2030	STI
Performance Rights, Fair Value Per Right		$ 0.053	$ 0.011
Performance Rights, Total Fair Value		$ 265,000	$ 44,000
Other staff [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		1,000,000
Performance Rights, Grant Measurement Date		02.09.2025
Performance Rights, Expiry Date		31.07.2030
Performance Rights, Tranche		31.07.2030
Performance Rights, Fair Value Per Right		$ 0.053
Performance Rights, Total Fair Value		$ 53,000
Other staff One [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		4,000,000
Performance Rights, Grant Measurement Date		02.09.2025
Performance Rights, Expiry Date		02.09.2030
Performance Rights, Tranche		02.09.2030
Performance Rights, Fair Value Per Right		$ 0.057
Performance Rights, Total Fair Value		$ 228,000
Advisors Six [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		6,500,000
Performance Rights, Grant Measurement Date		11.11.2025
Performance Rights, Expiry Date		31.12.2027
Performance Rights, Tranche		31.12.2027
Performance Rights, Fair Value Per Right		$ 0.08
Performance Rights, Total Fair Value		$ 520,000
Advisors Seven [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		12,500,000
Performance Rights, Grant Measurement Date		11.03.2026
Performance Rights, Expiry Date		31.12.2027
Performance Rights, Tranche		31.12.2027
Performance Rights, Fair Value Per Right		$ 0.05
Performance Rights, Total Fair Value		$ 625,000
Directors One [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		115,000,000
Performance Rights, Grant Measurement Date		17.02.2026
Performance Rights, Expiry Date		31.12.2030
Performance Rights, Tranche		31.12.2030
Performance Rights, Fair Value Per Right		$ 0.04
Performance Rights, Total Fair Value		$ 4,600,000
J Kopias One [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		4,000,000
Performance Rights, Grant Measurement Date		17.02.2026
Performance Rights, Expiry Date		31.12.2030
Performance Rights, Tranche		31.12.2030
Performance Rights, Fair Value Per Right		$ 0.04
Performance Rights, Total Fair Value		$ 160,000
Advisors Eight [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		55,000,000
Performance Rights, Grant Measurement Date		12.03.2026
Performance Rights, Expiry Date		31.12.2030
Performance Rights, Tranche		31.12.2030
Performance Rights, Fair Value Per Right		$ 0.051
Performance Rights, Total Fair Value		$ 2,805,000
Advisors Nine [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		55,000,000
Performance Rights, Grant Measurement Date		30.03.2026
Performance Rights, Expiry Date		31.12.2030
Performance Rights, Tranche		31.12.2030
Performance Rights, Fair Value Per Right		$ 0.048
Performance Rights, Total Fair Value		$ 2,640,000
Advisors Ten [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		10,000,000
Performance Rights, Grant Measurement Date		31.03.2026
Performance Rights, Expiry Date		31.12.2030
Performance Rights, Tranche		31.12.2030
Performance Rights, Fair Value Per Right		$ 0.051
Performance Rights, Total Fair Value		$ 510,000
Other Staff Two [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		2,000,000
Performance Rights, Grant Measurement Date		17.02.2026
Performance Rights, Expiry Date		27.02.2031
Performance Rights, Tranche		27.02.2031
Performance Rights, Fair Value Per Right		$ 0.04
Performance Rights, Total Fair Value		$ 80,000
Other Staff Three [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		2,000,000
Performance Rights, Grant Measurement Date		17.02.2026
Performance Rights, Expiry Date		27.02.2031
Performance Rights, Tranche		27.02.2031
Performance Rights, Fair Value Per Right		$ 0.04
Performance Rights, Total Fair Value		$ 80,000
Other Staff Four [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		2,000,000
Performance Rights, Grant Measurement Date		17.02.2026
Performance Rights, Expiry Date		27.02.2031
Performance Rights, Tranche		27.02.2031
Performance Rights, Fair Value Per Right		$ 0.04
Performance Rights, Total Fair Value		$ 80,000
Advisors Eleven [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number		26,000,000
Performance Rights, Grant Measurement Date		30.04.2026
Performance Rights, Expiry Date		31.12.2030
Performance Rights, Tranche		31.12.2030
Performance Rights, Fair Value Per Right		$ 0.064
Performance Rights, Total Fair Value		$ 1,664,000
Other Staff & Contractors [Member]
Schedule of Performance Rights [Line Items]
Performance Rights, Number				1,000,000
Performance Rights, Grant Measurement Date			18/03/2025
Performance Rights, Expiry Date			31/05/2025
Performance Rights, Tranche			STI
Performance Rights, Fair Value Per Right			$ 0.011
Performance Rights, Total Fair Value			$ 11,000

[1]	These performance rights vested and were exercised during the reporting period.